STOCK OPTIONS AND WARRANTS (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Warrant [Member]
Summary of stock option plan and warrants

Warrants Outstanding			Warrants Exercisable
Exercise Prices	Number Outstanding	Weighted Average Remaining Contractual Life (Years)	Weighted Average Exercise Price	Number Exercisable	Weighted Average Remaining Contractual Life (Years)

$0.25	1,275,000	1.02	$0.25	1,275,000	1.02

Warrants Outstanding			Warrants Exercisable
Exercise Prices	Number Outstanding	Weighted Average Remaining Contractual Life (Years)	Weighted Average Exercise Price	Number Exercisable	Weighted Average Remaining Contractual Life (Years)

$0.25	1,275,000	1.52	$0.25	1,275,000	1.52
1.00	1,155,000	0.25	1.00	1,155,000	0.25
$0.61	2,430,000	0.91	$0.61	2,430,000	0.91

Transactions involving stock option plan and warrants
	Number of Shares	Weighted Average Exercise Price Per Share
Outstanding at January 1, 2018	2,430,000	$0.91
Issued	-
Exercised	-
Expired	(1,155,000)	1.00
Outstanding at June 30, 2018	1,275,000	$0.25

	Number of Shares	Weighted Average Exercise Price Per Share
Outstanding at January 1, 2016	2,630,000	$0.58
Issued	-
Exercised	-
Canceled	-
Outstanding at December 31, 2016	2,630,000	$0.58
Issued	-	-
Exercised	-	-
Expired	(200,000)	0.25
Outstanding at December 31, 2017	2,430,000	$0.91

Stock Options [Member]
Fair value of stock-based payment awards
Risk-free interest rate	2.85%
Dividend yield	0%
Stock price volatility	135.18%
Expected life	5.50 years

	2017	2016
Risk-free interest rate	1.86%	1.13%
Dividend yield	0%	0%
Stock price volatility	171.77%	163.82%
Expected life	5.00 years	5.75 years
Weighted average grant date fair value	$0.1519	$.019

Summary of stock option plan and warrants

	Shares	Weighted-Average Exercise Price	Weighted-Average Remaining Contractual Term	Aggregate Intrinsic Value
Outstanding at December 31, 2017	47,885,000	$0.04	7.5	$5,927,877
Grants	31,500,000	0.14	10.0	-
Exercised	-
Expired	-		-	-
Outstanding at June 30, 2018	79,385,000	$0.081	8.2	$4,234,190
Exercisable at June 30, 2018	47,885,000	$0.04	7.0	$4,234,190

	Shares	Weighted-Average Exercise Price	Weighted-Average Remaining Contractual Term	Aggregate Intrinsic Value
Outstanding at January 1, 2016	14,850,000	$0.09	4.4	$-
Grants	33,000,000	0.02	10.0	-
Exercised	-
Canceled	-
Outstanding at December 31, 2016	47,850,000	$0.04	8.9	$326,700
Grants	35,000	0.016	5.0	-
Exercised	-
Expired	-		-	-
Outstanding at December 31, 2017	47,885,000	$0.04	7.5	$5,927,877
Exercisable at December 31, 2017	39,635,000	$0.05	7.3	$4,725,027

Transactions involving stock option plan and warrants

Options Outstanding			Options
		Weighted Average	Exercisable Exercisable
Exercise	Number of	Remaining Life	Number of
Price	Options	In Years	Options

$0.01-0.025	33,035,000	8.0	33,035,000
0.0251-0.05	3,500,000	2.1	3,500,000
0.051-0.14	42,850,000	8.9	11,350,000
	79,385,000	8.2	47,885,000

Options Outstanding			Options Exercisable
		Weighted
		Average	Exercisable
Exercise	Number of	Remaining Life	Number of
Price	Options	In Years	Options

$0.01-0.025	33,035,000	9.46	24,785,000
0.0251-0.05	3,500,000	8.56	3,500,000
0.051 and up	11,350,000	7.34	11,350,000
	47,885,000	8.89	39,635,000